CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Accounts payable	$ 3,980,826	$ 2,200,451
Accrued expenses and other current liabilities	9,292,260	9,033,258
Advance from customers	1,243,739	2,282,353
Amounts due to related parties	603,883	1,711,028
Amounts due to related parties	5,685,971	0
Other non-current liabilities	1,534,449	1,352,202
Deferred tax liabilities	$ 2,565,985	$ 9,068,560
Ordinary shares, par value (in dollars per share)	$ 0.00001	$ 0.00001
Ordinary shares, shares authorized	1,827,462,652	1,827,462,652
Ordinary shares, shares issued	1,476,208,670	1,476,208,670
Common shares, shares outstanding	1,476,208,670	1,476,208,670
VIEs [Member]
Short-term loan	$ 7,684,859	$ 0
Accounts payable	3,980,560	2,200,292
Accrued expenses and other current liabilities	8,345,461	8,198,754
Advance from customers	1,243,739	2,282,353
Amounts due to related parties	87,385	1,650,168
Amounts due to related parties	5,685,971	0
Other non-current liabilities	1,386,749	1,086,342
Deferred tax liabilities	$ 0	$ 0